Document and Entity Information	0 Months Ended
Jan. 14, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Jan 14, 2013
Registrant Name	PowerShares Exchange-Traded Fund Trust II
Central Index Key	0001378872
Amendment Flag	false
Document Creation Date	Jan 14, 2013
Document Effective Date	Jan 14, 2013
Prospectus Date	Mar 1, 2012
Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio | Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio | Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio
Risk/Return:
Trading Symbol	PAF
Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio | Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio | Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio
Risk/Return:
Trading Symbol	PXF
Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio | Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio | Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
Risk/Return:
Trading Symbol	PDN
Powershares FTSE RAFI Emerging Markets Portfolio | Powershares FTSE RAFI Emerging Markets Portfolio | Powershares FTSE RAFI Emerging Markets Portfolio
Risk/Return:
Trading Symbol	PXH
PowerShares S&P International Developed High Quality Portfolio | PowerShares S&P International Developed High Quality Portfolio | PowerShares S&P International Developed High Quality Portfolio
Risk/Return:
Trading Symbol	IDHQ

Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio | Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio
Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio

SUPPLEMENT DATED JANUARY 14, 2013 TO THE
PROSPECTUS DATED MARCH 1, 2012 OF:

PowerShares DWA Developed Markets Technical Leaders Portfolio
PowerShares DWA Emerging Markets Technical Leaders Portfolio
PowerShares Emerging Markets Infrastructure Portfolio
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
PowerShares FTSE RAFI Emerging Markets Portfolio
PowerShares Global Agriculture Portfolio
PowerShares Global Clean Energy Portfolio
PowerShares Global Coal Portfolio
PowerShares Global Gold and Precious Metals Portfolio
PowerShares Global Nuclear Energy Portfolio
PowerShares Global Steel Portfolio
PowerShares Global Water Portfolio
PowerShares Global Wind Energy Portfolio
PowerShares MENA Frontier Countries Portfolio
PowerShares S&P International Developed High Quality Portfolio

Effective immediately, the following changes are made to the prospectus:

•  The following replaces the table included under the section titled "Summary Information—Fund Fees and Expenses" on page 23 of the prospectus for the PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio
Management Fees	[1]	0.49%
Other Expenses		none
Total Annual Fund Operating Expenses	[1]	0.49%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has reduced contractually the Fund's management fee from 0.80% to 0.49%. Management fees and Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.

Example

•  The following replaces the section titled "Summary Information—Example" on page 23 of the prospectus for the PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio	50	157	274	616

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001378872_SupplementTextBlock

SUPPLEMENT DATED JANUARY 14, 2013 TO THE
PROSPECTUS DATED MARCH 1, 2012 OF:

PowerShares DWA Developed Markets Technical Leaders Portfolio
PowerShares DWA Emerging Markets Technical Leaders Portfolio
PowerShares Emerging Markets Infrastructure Portfolio
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
PowerShares FTSE RAFI Emerging Markets Portfolio
PowerShares Global Agriculture Portfolio
PowerShares Global Clean Energy Portfolio
PowerShares Global Coal Portfolio
PowerShares Global Gold and Precious Metals Portfolio
PowerShares Global Nuclear Energy Portfolio
PowerShares Global Steel Portfolio
PowerShares Global Water Portfolio
PowerShares Global Wind Energy Portfolio
PowerShares MENA Frontier Countries Portfolio
PowerShares S&P International Developed High Quality Portfolio

Effective immediately, the following changes are made to the prospectus:

•  The following replaces the table included under the section titled "Summary Information—Fund Fees and Expenses" on page 23 of the prospectus for the PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio:

Risk/Return [Heading]	rr_RiskReturnHeading	Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees and Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

•  The following replaces the section titled "Summary Information—Example" on page 23 of the prospectus for the PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.49%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	157
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	274
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	616

[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has reduced contractually the Fund's management fee from 0.80% to 0.49%. Management fees and Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.

Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio | Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio
Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio

SUPPLEMENT DATED JANUARY 14, 2013 TO THE
PROSPECTUS DATED MARCH 1, 2012 OF:

PowerShares DWA Developed Markets Technical Leaders Portfolio
PowerShares DWA Emerging Markets Technical Leaders Portfolio
PowerShares Emerging Markets Infrastructure Portfolio
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
PowerShares FTSE RAFI Emerging Markets Portfolio
PowerShares Global Agriculture Portfolio
PowerShares Global Clean Energy Portfolio
PowerShares Global Coal Portfolio
PowerShares Global Gold and Precious Metals Portfolio
PowerShares Global Nuclear Energy Portfolio
PowerShares Global Steel Portfolio
PowerShares Global Water Portfolio
PowerShares Global Wind Energy Portfolio
PowerShares MENA Frontier Countries Portfolio
PowerShares S&P International Developed High Quality Portfolio

•  The following replaces the table included under the section titled "Summary Information—Fund Fees and Expenses" on page 30 of the prospectus for the PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio
Management Fees	[1]	0.45%
Other Expenses		none
Total Annual Fund Operating Expenses	[1]	0.45%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has reduced contractually the Fund's management fee from 0.75% to 0.45%. Management fees and Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.

Example

•  The following replaces the section titled "Summary Information—Example" on page 30 of the prospectus for the PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio	46	144	252	567

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001378872_SupplementTextBlock

SUPPLEMENT DATED JANUARY 14, 2013 TO THE
PROSPECTUS DATED MARCH 1, 2012 OF:

PowerShares DWA Developed Markets Technical Leaders Portfolio
PowerShares DWA Emerging Markets Technical Leaders Portfolio
PowerShares Emerging Markets Infrastructure Portfolio
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
PowerShares FTSE RAFI Emerging Markets Portfolio
PowerShares Global Agriculture Portfolio
PowerShares Global Clean Energy Portfolio
PowerShares Global Coal Portfolio
PowerShares Global Gold and Precious Metals Portfolio
PowerShares Global Nuclear Energy Portfolio
PowerShares Global Steel Portfolio
PowerShares Global Water Portfolio
PowerShares Global Wind Energy Portfolio
PowerShares MENA Frontier Countries Portfolio
PowerShares S&P International Developed High Quality Portfolio

•  The following replaces the table included under the section titled "Summary Information—Fund Fees and Expenses" on page 30 of the prospectus for the PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio:

Risk/Return [Heading]	rr_RiskReturnHeading	Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees and Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

•  The following replaces the section titled "Summary Information—Example" on page 30 of the prospectus for the PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	144
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	252
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	567

[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has reduced contractually the Fund's management fee from 0.75% to 0.45%. Management fees and Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.

Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio | Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

SUPPLEMENT DATED JANUARY 14, 2013 TO THE
PROSPECTUS DATED MARCH 1, 2012 OF:

PowerShares DWA Developed Markets Technical Leaders Portfolio
PowerShares DWA Emerging Markets Technical Leaders Portfolio
PowerShares Emerging Markets Infrastructure Portfolio
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
PowerShares FTSE RAFI Emerging Markets Portfolio
PowerShares Global Agriculture Portfolio
PowerShares Global Clean Energy Portfolio
PowerShares Global Coal Portfolio
PowerShares Global Gold and Precious Metals Portfolio
PowerShares Global Nuclear Energy Portfolio
PowerShares Global Steel Portfolio
PowerShares Global Water Portfolio
PowerShares Global Wind Energy Portfolio
PowerShares MENA Frontier Countries Portfolio
PowerShares S&P International Developed High Quality Portfolio

•  The following replaces the table included under the section titled "Summary Information—Fund Fees and Expenses" on page 36 of the prospectus for the PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
Management Fees	[1]	0.49%
Other Expenses		none
Total Annual Fund Operating Expenses	[1]	0.49%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has reduced contractually the Fund's management fee from 0.75% to 0.49%. Management fees and Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.

Example

•  The following replaces the section titled "Summary Information—Example" on page 36 of the prospectus for the PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	50	157	274	616

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001378872_SupplementTextBlock

SUPPLEMENT DATED JANUARY 14, 2013 TO THE
PROSPECTUS DATED MARCH 1, 2012 OF:

PowerShares DWA Developed Markets Technical Leaders Portfolio
PowerShares DWA Emerging Markets Technical Leaders Portfolio
PowerShares Emerging Markets Infrastructure Portfolio
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
PowerShares FTSE RAFI Emerging Markets Portfolio
PowerShares Global Agriculture Portfolio
PowerShares Global Clean Energy Portfolio
PowerShares Global Coal Portfolio
PowerShares Global Gold and Precious Metals Portfolio
PowerShares Global Nuclear Energy Portfolio
PowerShares Global Steel Portfolio
PowerShares Global Water Portfolio
PowerShares Global Wind Energy Portfolio
PowerShares MENA Frontier Countries Portfolio
PowerShares S&P International Developed High Quality Portfolio

•  The following replaces the table included under the section titled "Summary Information—Fund Fees and Expenses" on page 36 of the prospectus for the PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio:

Risk/Return [Heading]	rr_RiskReturnHeading	Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees and Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

•  The following replaces the section titled "Summary Information—Example" on page 36 of the prospectus for the PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.49%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	157
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	274
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	616

[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has reduced contractually the Fund's management fee from 0.75% to 0.49%. Management fees and Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.

Powershares FTSE RAFI Emerging Markets Portfolio | Powershares FTSE RAFI Emerging Markets Portfolio
Powershares FTSE RAFI Emerging Markets Portfolio

SUPPLEMENT DATED JANUARY 14, 2013 TO THE
PROSPECTUS DATED MARCH 1, 2012 OF:

PowerShares DWA Developed Markets Technical Leaders Portfolio
PowerShares DWA Emerging Markets Technical Leaders Portfolio
PowerShares Emerging Markets Infrastructure Portfolio
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
PowerShares FTSE RAFI Emerging Markets Portfolio
PowerShares Global Agriculture Portfolio
PowerShares Global Clean Energy Portfolio
PowerShares Global Coal Portfolio
PowerShares Global Gold and Precious Metals Portfolio
PowerShares Global Nuclear Energy Portfolio
PowerShares Global Steel Portfolio
PowerShares Global Water Portfolio
PowerShares Global Wind Energy Portfolio
PowerShares MENA Frontier Countries Portfolio
PowerShares S&P International Developed High Quality Portfolio

•  The following replaces the table included under the section titled "Summary Information—Fund Fees and Expenses" on page 42 of the prospectus for the PowerShares FTSE RAFI Emerging Markets Portfolio:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Powershares FTSE RAFI Emerging Markets Portfolio
Management Fees	[1]	0.49%
Other Expenses		none
Total Annual Fund Operating Expenses	[1]	0.49%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has reduced contractually the Fund's management fee from 0.85% to 0.49%. Management fees and Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.

Example

•  The following replaces the section titled "Summary Information—Example" on page 42 of the prospectus for the PowerShares FTSE RAFI Emerging Markets Portfolio:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Powershares FTSE RAFI Emerging Markets Portfolio	50	157	274	616

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001378872_SupplementTextBlock

SUPPLEMENT DATED JANUARY 14, 2013 TO THE
PROSPECTUS DATED MARCH 1, 2012 OF:

PowerShares DWA Developed Markets Technical Leaders Portfolio
PowerShares DWA Emerging Markets Technical Leaders Portfolio
PowerShares Emerging Markets Infrastructure Portfolio
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
PowerShares FTSE RAFI Emerging Markets Portfolio
PowerShares Global Agriculture Portfolio
PowerShares Global Clean Energy Portfolio
PowerShares Global Coal Portfolio
PowerShares Global Gold and Precious Metals Portfolio
PowerShares Global Nuclear Energy Portfolio
PowerShares Global Steel Portfolio
PowerShares Global Water Portfolio
PowerShares Global Wind Energy Portfolio
PowerShares MENA Frontier Countries Portfolio
PowerShares S&P International Developed High Quality Portfolio

•  The following replaces the table included under the section titled "Summary Information—Fund Fees and Expenses" on page 42 of the prospectus for the PowerShares FTSE RAFI Emerging Markets Portfolio:

Risk/Return [Heading]	rr_RiskReturnHeading	Powershares FTSE RAFI Emerging Markets Portfolio
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees and Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

•  The following replaces the section titled "Summary Information—Example" on page 42 of the prospectus for the PowerShares FTSE RAFI Emerging Markets Portfolio:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Powershares FTSE RAFI Emerging Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.49%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	157
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	274
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	616

[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has reduced contractually the Fund's management fee from 0.85% to 0.49%. Management fees and Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.

PowerShares S&P International Developed High Quality Portfolio | PowerShares S&P International Developed High Quality Portfolio
PowerShares S&P International Developed High Quality Portfolio

SUPPLEMENT DATED JANUARY 14, 2013 TO THE
PROSPECTUS DATED MARCH 1, 2012 OF:

PowerShares DWA Developed Markets Technical Leaders Portfolio
PowerShares DWA Emerging Markets Technical Leaders Portfolio
PowerShares Emerging Markets Infrastructure Portfolio
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
PowerShares FTSE RAFI Emerging Markets Portfolio
PowerShares Global Agriculture Portfolio
PowerShares Global Clean Energy Portfolio
PowerShares Global Coal Portfolio
PowerShares Global Gold and Precious Metals Portfolio
PowerShares Global Nuclear Energy Portfolio
PowerShares Global Steel Portfolio
PowerShares Global Water Portfolio
PowerShares Global Wind Energy Portfolio
PowerShares MENA Frontier Countries Portfolio
PowerShares S&P International Developed High Quality Portfolio

•  The following replaces the table included under the section titled "Summary Information—Fund Fees and Expenses" on page 111 of the prospectus for the PowerShares S&P International Developed High Quality Portfolio:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares S&P International Developed High Quality Portfolio
Management Fees	[1]	0.45%
Other Expenses		none
Total Annual Fund Operating Expenses	[1]	0.45%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has reduced contractually the Fund's management fee from 0.75% to 0.45%. Management fees and Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.

Example

•  The following replaces the section titled "Summary Information—Example" on page 111 of the prospectus for the PowerShares PowerShares S&P International Developed High Quality Portfolio:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
PowerShares S&P International Developed High Quality Portfolio	46	144	252	567

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001378872_SupplementTextBlock

SUPPLEMENT DATED JANUARY 14, 2013 TO THE
PROSPECTUS DATED MARCH 1, 2012 OF:

PowerShares DWA Developed Markets Technical Leaders Portfolio
PowerShares DWA Emerging Markets Technical Leaders Portfolio
PowerShares Emerging Markets Infrastructure Portfolio
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
PowerShares FTSE RAFI Emerging Markets Portfolio
PowerShares Global Agriculture Portfolio
PowerShares Global Clean Energy Portfolio
PowerShares Global Coal Portfolio
PowerShares Global Gold and Precious Metals Portfolio
PowerShares Global Nuclear Energy Portfolio
PowerShares Global Steel Portfolio
PowerShares Global Water Portfolio
PowerShares Global Wind Energy Portfolio
PowerShares MENA Frontier Countries Portfolio
PowerShares S&P International Developed High Quality Portfolio

•  The following replaces the table included under the section titled "Summary Information—Fund Fees and Expenses" on page 111 of the prospectus for the PowerShares S&P International Developed High Quality Portfolio:

Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares S&P International Developed High Quality Portfolio
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees and Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

•  The following replaces the section titled "Summary Information—Example" on page 111 of the prospectus for the PowerShares PowerShares S&P International Developed High Quality Portfolio:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
PowerShares S&P International Developed High Quality Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	144
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	252
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	567

[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has reduced contractually the Fund's management fee from 0.75% to 0.45%. Management fees and Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012